Shareholder Report, Holdings (Details)	Aug. 31, 2026
SoFi Agentic AI ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SoFi Agentic AI ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SoFi Agentic AI ETF | Palo Alto Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
SoFi Agentic AI ETF | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
SoFi Agentic AI ETF | CrowdStrike Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
SoFi Agentic AI ETF | Thermo Fisher Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
SoFi Agentic AI ETF | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
SoFi Agentic AI ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
SoFi Agentic AI ETF | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SoFi Agentic AI ETF | Deere & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
SoFi Agentic AI ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
SoFi Agentic AI ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
SoFi Agentic AI ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
SoFi Agentic AI ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
SoFi Agentic AI ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
SoFi Agentic AI ETF | Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
SoFi Agentic AI ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SoFi Enhanced Yield ETF | U.S. Treasury Bill, 2/18/2027, 3.95% [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
SoFi Enhanced Yield ETF | U.S. Treasury Bill, 10/15/2026, 3.69% [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
SoFi Enhanced Yield ETF | U.S. Treasury Bill, 12/10/2026, 3.80% [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
SoFi Enhanced Yield ETF | U.S. Treasury Bill, 9/3/2026, 2.44% [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
SoFi Enhanced Yield ETF | U.S. Treasury Bill, 5/15/2027, 2.38% [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $6,800.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $6,750.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $8,400.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
SoFi Enhanced Yield ETF | S&P 500 Index, Expiration: 9/11/2026; Exercise Price: $8,350.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
SoFi Enhanced Yield ETF | U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	90.50%
SoFi Enhanced Yield ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
SoFi Enhanced Yield ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
SoFi Enhanced Yield ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
SoFi Select 500 ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
SoFi Select 500 ETF | Alphabet, Inc. - Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
SoFi Select 500 ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
SoFi Select 500 ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SoFi Select 500 ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SoFi Select 500 ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
SoFi Select 500 ETF | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SoFi Select 500 ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SoFi Select 500 ETF | Alphabet, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
SoFi Select 500 ETF | Meta Platforms, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SoFi Select 500 ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
SoFi Select 500 ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.10%
SoFi Select 500 ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
SoFi Select 500 ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
SoFi Select 500 ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
SoFi Select 500 ETF | Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SoFi Select 500 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SoFi Select 500 ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SoFi Select 500 ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
SoFi Select 500 ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
SoFi Select 500 ETF | Banking Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
SoFi Select 500 ETF | Consumer Staple Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SoFi Select 500 ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SoFi Select 500 ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
SoFi Select 500 ETF | Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SoFi Select 500 ETF | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SoFi Select 500 ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SoFi Select 500 ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
SoFi Select 500 ETF | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
SoFi Select 500 ETF | Telecommunications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
SoFi Select 500 ETF | Renewable Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
SoFi Social 50 ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
SoFi Social 50 ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SoFi Social 50 ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SoFi Social 50 ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
SoFi Social 50 ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
SoFi Social 50 ETF | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
SoFi Social 50 ETF | Tesla Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
SoFi Social 50 ETF | Space Exploration Technologies Corp.- Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SoFi Social 50 ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SoFi Social 50 ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SoFi Social 50 ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
SoFi Social 50 ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.80%
SoFi Social 50 ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
SoFi Social 50 ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SoFi Social 50 ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
SoFi Social 50 ETF | Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
SoFi Social 50 ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
SoFi Social 50 ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SoFi Social 50 ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
SoFi Social 50 ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SoFi Social 50 ETF | Consumer Staple Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SoFi Social 50 ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SoFi Social 50 ETF | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
SoFi Social 50 ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SoFi Social 50 ETF | Telecommunications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
SoFi Social 50 ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SoFi Social 50 Income ETF | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
SoFi Social 50 Income ETF | Palantir Technologies, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
SoFi Social 50 Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
SoFi Social 50 Income ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SoFi Social 50 Income ETF | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SoFi Social 50 Income ETF | Amazon.com, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
SoFi Social 50 Income ETF | Tesla Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
SoFi Social 50 Income ETF | Space Exploration Technologies Corp.- Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
SoFi Social 50 Income ETF | Berkshire Hathaway, Inc. - Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SoFi Social 50 Income ETF | Advanced Micro Devices, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
SoFi Social 50 Income ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
SoFi Social 50 Income ETF | Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
SoFi Social 50 Income ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
SoFi Social 50 Income ETF | Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
SoFi Social 50 Income ETF | Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
SoFi Social 50 Income ETF | Consumer Discretionary Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
SoFi Social 50 Income ETF | Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[2]
SoFi Social 50 Income ETF | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
SoFi Social 50 Income ETF | Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
SoFi Social 50 Income ETF | Oil & Gas Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
SoFi Social 50 Income ETF | Consumer Staple Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SoFi Social 50 Income ETF | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
SoFi Social 50 Income ETF | Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
SoFi Social 50 Income ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
SoFi Social 50 Income ETF | Consumer Discretionary Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
SoFi Social 50 Income ETF | Telecommunications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
SoFi Social 50 Income ETF | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
SoFi Social 50 Income ETF | Written Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)

[1]	Does not round to 0.1% or (0.1)%
[2]	Cash & Other excludes Written Options